Goodwill and other intangible assets - Summary of Net Book Value and Remaining Amortisation Period of Principal Management Contracts (Detail) $ in Millions	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr
InterContinental Hong Kong [Member]
Disclosure of intangible assets material to entity [Line Items]
Net book value | $	$ 61	$ 62
Remaining amortisation period years | yr	35	36
InterContinental New York Barclay [member]
Disclosure of intangible assets material to entity [Line Items]
Net book value | $	$ 37	$ 38
Remaining amortisation period years | yr	46	47
InterContinental London Park Lane [Member]
Disclosure of intangible assets material to entity [Line Items]
Net book value | $	$ 31	$ 29
Remaining amortisation period years | yr	45	46
InterContinental Paris - Le Grand [Member]
Disclosure of intangible assets material to entity [Line Items]
Net book value | $	$ 34	$ 31
Remaining amortisation period years | yr	47	48